Shareholders’ Equity (Details) - $ / shares	Aug. 13, 2024	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]	Dec. 04, 2023
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	360,000,000			200,000
Ordinary share, par value (in Dollars per share)
Share split	1-to-1,800
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	324,000,000	324,000,000	324,000,000	180,000
Ordinary share, par value (in Dollars per share)
Ordinary shares, shares issued	18,000,000	18,000,000	18,000,000
Ordinary shares, shares outstanding	18,000,000	18,000,000	18,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	36,000,000	36,000,000	36,000,000	20,000
Ordinary share, par value (in Dollars per share)
Ordinary shares, shares issued	4,500,000	4,500,000	4,500,000
Ordinary shares, shares outstanding	4,500,000	4,500,000	4,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which is detailed in Note 1.